[K&L GATES LETTERHEAD]

May 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Impac Mortgage Holdings, Inc.
Preliminary Proxy on Schedule 14A
Consent Solicitation of Preferred Stockholders

Ladies and Gentlemen:

        On behalf of Impac Mortgage Holdings, Inc., a Maryland corporation (the "Company"), we hereby submit for filing pursuant to Rule 101(a) of Regulation S-T, the Company's Preliminary Proxy Statement on Schedule 14A. This document consists of (i) a solicitation of consents (the "Consent Solicitation") from the holders of the Company's Series B Preferred Stock and Series C Preferred Stock to modify the terms of such preferred stock (the "Proposed Amendments") and (b) an offer to exchange shares of the Company's Common Stock for shares of its Series B Preferred Stock and Series C Preferred Stock (the "Exchange Offer").

        In connection with Exchange Offer and Consent Solicitation, the Company is concurrently seeking approval of the Proposed Amendments from the holders of Common Stock at a special meeting. The preliminary proxy statement for the holders of the Common Stock has also been filed on Schedule 14A on the date hereof.

        Should you have any questions or require any additional information with respect to this filing, please contact the undersigned at (310) 552-5017 or by facsimile at (310) 552-5001.

Sincerely,

/s/ Katherine J. Blair

Katherine J. Blair

cc: Ronald M. Morrison, General Counsel